                     SUPPLEMENT DATED FEBRUARY 25, 2015 TO

              PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

ASSET ALLOCATION PROGRAM -- MODEL UPDATE

Effective after the close of business April 24, 2015, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

45150NY SUPPJ 02/25/15

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                        CURRENT THROUGH APRIL 24, 2015

                                                      PORTFOLIOS                       MODEL A MODEL B MODEL C MODEL D MODEL E
------------------------------------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Prudential Jennison 20/20 Focus Fund -- Class A          1%      2%      4%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 T. Rowe Price Growth Stock Fund -- Advisor Class         2%      3%      4%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Davis New York Venture Fund -- Class A                   1%      5%      9%     14%     16%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund -- Class A                  2%      6%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  American Century Capital Portfolios, Inc. --
                                 American Century Equity Income Fund -- Class A           1%      2%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 Eaton Vance Special Investment Trust -- Eaton Vance
                                 Large-Cap Value Fund -- Class A                          1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid
                                 Cap II Fund -- Class A                                   1%      3%      4%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap
                                 Value Fund -- Class A                                    1%      1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Oppenheimer Main Street Mid Cap Fund -- Class A          1%      1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                 AllianceBernstein Cap Fund, Inc. --
                                 AllianceBernstein Small Cap Growth Portfolio --
                                 Class A                                                  1%      3%      4%      5%      7%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural Resources Fund, Inc. --
                                 Class A                                                  0%      1%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                       2%      3%      4%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen &
                                 Steers Global Realty Shares -- Class A                   2%      2%      2%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Marsico
                                 International Opportunities Fund -- Class A              2%      2%      4%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AllianceBernstein Trust -- AllianceBernstein
                                 International Value Fund -- Class A                      0%      1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International Value
                                 Fund -- Class A                                          1%      2%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International
                                 Capital Opportunities Fund -- Class A                    1%      1%      2%      2%      2%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                     20%     40%     60%     80%    100%
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund --Class A           3%      1%      1%      1%      0%
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund --
                                 Class A                                                 17%     14%      8%      2%      0%
                                 ---------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A       16%     12%      8%      2%      0%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A       24%     15%     10%      4%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American
Securities                       Century Inflation-Adjusted Bond Fund -- Advisor Class   10%      8%      5%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A          4%      4%      3%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A                6%      6%      5%      5%      0%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                 80%     60%     40%     20%      0%
------------------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON APRIL 24, 2015

                                                      PORTFOLIOS                       MODEL A MODEL B MODEL C MODEL D MODEL E
------------------------------------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Prudential Jennison 20/20 Focus Fund -- Class A          1%      2%      4%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 T. Rowe Price Growth Stock Fund -- Advisor Class         2%      3%      4%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Legg Mason Global Asset Management Trust --
                                 ClearBridge Value Trust -- Class FI                      1%      7%     10%     15%     19%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund -- Class A                  2%      6%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  American Century Capital Portfolios, Inc. --
                                 American Century Equity Income Fund -- Class A           1%      2%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 Eaton Vance Special Investment Trust -- Eaton Vance
                                 Large-Cap Value Fund -- Class A                          1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid
                                 Cap II Fund -- Class A                                   1%      1%      2%      3%      3%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap
                                 Value Fund -- Class A                                    1%      1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Oppenheimer Main Street Mid Cap Fund -- Class A          1%      1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural Resources Fund, Inc. --
                                 Class A                                                  0%      1%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                       2%      3%      4%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen &
                                 Steers Global Realty Shares -- Class A                   2%      2%      2%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Marsico
                                 International Opportunities Fund -- Class A              2%      4%      7%      9%     11%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AllianceBernstein Trust -- AllianceBernstein
                                 International Value Fund -- Class A                      1%      1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International Value
                                 Fund -- Class A                                          1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International
                                 Capital Opportunities Fund -- Class A                    1%      2%      3%      3%      4%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                     20%     40%     60%     80%    100%
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund --Class A           4%      2%      2%      2%      0%
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund --
                                 Class A                                                 27%     19%     13%      6%      0%
                                 ---------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A       26%     17%     12%      5%      0%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A       10%      9%      5%      0%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American
Securities                       Century Inflation-Adjusted Bond Fund -- Advisor Class    2%      2%      1%      1%      0%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A          7%      7%      5%      5%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A                4%      4%      2%      1%      0%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                 80%     60%     40%     20%      0%
------------------------------------------------------------------------------------------------------------------------------

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